Research and Development Expenses	12 Months Ended
Dec. 31, 2021
Disclosure of research and development expense [text block] [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 17 - RESEARCH AND DEVELOPMENT EXPENSES:

	Year ended	Year ended	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019

Payroll and related	840	607	1,395
Subcontractors and materials	348	147	338
Share based compensation	270	344	441
Depreciation and amortization	59	85	97
Patents	55	48	86
Travel expenses	-	4	55
Others	108	80	140
Total	1,680	1,315	2,552